Related parties - Collaterals provided by the related parties (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Related parties - Collaterals provided by the related parties [Line Items]
Amount of collaterals	₩ 76,661	₩ 24,588
Shinhan Bank Co., Ltd. [Member]
Related parties - Collaterals provided by the related parties [Line Items]
Amount of collaterals	12,471	12,398
BNP Paribas Cardif Life Insurance | Government bonds | Shinhan Bank Co., Ltd. [Member]
Related parties - Collaterals provided by the related parties [Line Items]
Amount of collaterals	12,400	12,000
iPIXEL Co.,Ltd. | Electronic Credit Guarantee [Member] | Shinhan Bank Co., Ltd. [Member]
Related parties - Collaterals provided by the related parties [Line Items]
Amount of collaterals	190	190
Logisvalley Shinhan REIT Co.,Ltd. | Collateral trust [Member] | Shinhan Bank Co., Ltd. [Member]
Related parties - Collaterals provided by the related parties [Line Items]
Amount of collaterals	51,600	0
Key Management Personnel [Member] | Property, plant and equipment [member] | Shinhan Bank Co., Ltd. [Member]
Related parties - Collaterals provided by the related parties [Line Items]
Amount of collaterals	8,073	10,012
Key Management Personnel [Member] | Deposits and etc [Member] | Shinhan Bank Co., Ltd. [Member]
Related parties - Collaterals provided by the related parties [Line Items]
Amount of collaterals	1,306	2,011
Key Management Personnel [Member] | Guarantee [Member] | Shinhan Bank Co., Ltd. [Member]
Related parties - Collaterals provided by the related parties [Line Items]
Amount of collaterals	₩ 3,092	₩ 375